UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2001

Check here if Amendment [ ];  Amendment Number:

Institutional Investment Manager Filing this Report:
Name:     EnTrust Capital Inc., attn: Jill Zelenko
Address:  717 Fifth Avenue, 25th Floor
          New York, NY 10022

Form      13F File Number:  28-6444

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Jill Zelenko
Title:   Chief Financial Officer/Chief Operating Officer
Phone:   (212) 888-1040

Signature, Place, and Date of Signing:

 /s/ Jill Zelenko           New York, New York        February 14, 2002
 ----------------           ------------------        -----------------
    [Signature]               [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: 0

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          Three*

Form 13F Information Table Entry Total:     61

Form 13F Information Table Value Total:     $ 536,271 (in thousands)

List of Other Included Managers:

No.               Name

(1)       Michael E. Horowitz
(2)       Mark S. Fife
(3)       Gregg S. Hymowitz

* Messrs. Horowitz, Fife, and Hymowitz are the Investment Managers to three investment advisory firms, EnTrust Capital Inc., EnTrust Partners Offshore LLC, and EnTrust Partners LLC, which have investment discretion over the investment portfolios reported herein.

                                                                                         INVEST-
                                                                                          MENT
                                                           MARKET                         DIS-
                                                           VALUE $  SHARES OR  SH  PUT/   CRES-    OTHER
NAME OF ISSUER                 TITLE OF CLASS    CUSIP      *1000    PRN AMT   PRN CALL   TION    MANAGERS   SOLE  SHARED      NONE
--------------                 --------------    -----     ------    -------   --- ----   ----    --------   ----  ------      ----
ALBERTA ENERGY CO LTD           COMMON STOCK   012873105    5,361    141,650   SH         OTHER  (1),(2),(3)       112,985    28,665
ASPECT COMMUNICATIONS CORP      COMMON STOCK   04523Q102       86     22,140   SH         OTHER  (1),(2),(3)        22,140
BEA SYSTEMS INC                 COMMON STOCK   073325102    6,558    425,843   SH         OTHER  (1),(2),(3)       335,558    90,285
BEA SYSTEMS INC                 CALL           073325102      924     60,000   SH  CALL   OTHER  (1),(2),(3)        60,000
BERKSHIRE HATHAWAY INC-DEL      COMMON STOCK   084670108    5,746         76   SH         OTHER  (1),(2),(3)            63        13
BROWN SHOE COMPANY              COMMON STOCK   115736100    1,643    101,150   SH         OTHER  (1),(2),(3)       101,150
CALPINE CORP                    COMMON STOCK   131347106    4,288    255,400   SH         OTHER  (1),(2),(3)       255,400
CASELLA WASTE SYSTEMS INC-CL A  COMMON STOCK   147448104    2,930    197,859   SH         OTHER  (1),(2),(3)       197,859
CITIGROUP INC                   COMMON STOCK   172967101   48,534    961,446   SH         OTHER  (1),(2),(3)       764,536   196,910
COMCAST CORP CL A-SPL           COMMON STOCK   200300200      203      5,650   SH         OTHER  (1),(2),(3)         5,650
CONCUR TECHNOLOGIES INC         COMMON STOCK   206708109    1,303    704,178   SH         OTHER  (1),(2),(3)       704,178
CRESTLINE CAPITAL CORP          COMMON STOCK   226153104    8,364    269,275   SH         OTHER  (1),(2),(3)       269,275
DELL COMPUTER CORP              COMMON STOCK   247025109    6,081    223,749   SH         OTHER  (1),(2),(3)       178,548    45,201
EMBRAER-EMPRESA BRASILEIRA      COMMON STOCK   29081M102   10,857    490,582   SH         OTHER  (1),(2),(3)       426,619    63,963
EMC CORP - NEW                  COMMON STOCK   302491303    4,604     77,375   SH         OTHER  (1),(2),(3)        77,375
ENTERASYS NETWORKS INC          COMMON STOCK   293637104   15,268  1,725,233   SH         OTHER  (1),(2),(3)     1,430,603   294,630
EPICOR SOFTWARE CORP            COMMON STOCK   29426L108       16     10,775   SH         OTHER  (1),(2),(3)        10,775
ESC MEDICAL SYSTEMS LTD         CONVERTIBLE
                                BONDS          269025AB8    2,303  2,450,000   PRN        OTHER  (1),(2),(3)     2,450,000
FANNIE MAE                      COMMON STOCK   313586109   11,272    141,782   SH         OTHER  (1),(2),(3)       120,675    21,107
FMC TECHNOLOGIES                PUT            302491953      407      1,099   SH  PUT    OTHER  (1),(2),(3)         1,099
FORD MOTOR CO DEL               COMMON STOCK   345370860      206     13,104   SH         OTHER  (1),(2),(3)        13,104
FREDDIE MAC-VOTING COMMON       COMMON STOCK   313400301      307      4,700   SH         OTHER  (1),(2),(3)         4,700
GENERAL ELECTRIC CO             COMMON STOCK   369604103      368      9,185   SH         OTHER  (1),(2),(3)         9,185
GLOBALSTAR T                    PUT            G3930H954    8,704      4,642   SH  PUT    OTHER  (1),(2),(3)         4,642
GOLDMAN SACHS GROUP INC         COMMON STOCK   38141G104      737      7,950   SH         OTHER  (1),(2),(3)         7,900        50
J P MORGAN CHASE & CO           COMMON STOCK   46625H100   22,339    614,547   SH         OTHER  (1),(2),(3)       496,807   117,740
JOHN WILEY & SONS INC CL A      COMMON STOCK   968223206    3,689    160,200   SH         OTHER  (1),(2),(3)       160,200
JOHNSON & JOHNSON               COMMON STOCK   478160104      465      7,860   SH         OTHER  (1),(2),(3)         7,860
KIMBERLY CLARK CORP             COMMON STOCK   494368103   11,754    196,549   SH         OTHER  (1),(2),(3)       152,514    44,035
LEHMAN BROTHERS HOLDINGS INC    COMMON STOCK   524908100      258      3,860   SH         OTHER  (1),(2),(3)         3,860
LIBERTY MEDIA CORP              COMMON STOCK   530718105   54,590  3,899,307   SH         OTHER  (1),(2),(3)     3,121,339   777,968
LUMENIS LTD                     COMMON STOCK   M6778Q105    6,728    341,500   SH         OTHER  (1),(2),(3)       341,500
MBNA CORP                       COMMON STOCK   55262L100   33,489    951,381   SH         OTHER  (1),(2),(3)       826,908   124,473
MERCK & CO INC                  COMMON STOCK   589331107      669     11,372   SH         OTHER  (1),(2),(3)         2,772     8,600
MICROSOFT CORP                  COMMON STOCK   594918104      813     12,270   SH         OTHER  (1),(2),(3)         5,770     6,500
NASDAQ 100 SHARES               COMMON STOCK   631100104      570     14,650   SH         OTHER  (1),(2),(3)        14,300       350
NEXTEL COMMUNICATIONS INC-CL A  COMMON STOCK   65332V103    2,990    272,825   SH         OTHER  (1),(2),(3)       272,825
OMNICARE INC.                   COMMON STOCK   681904108    2,609    104,850   SH         OTHER  (1),(2),(3)       104,850
OTG SOFTWARE INC.               COMMON STOCK   671059103      296     29,600   SH         OTHER  (1),(2),(3)        29,600
OXFORD HEALTH PLANS INC         COMMON STOCK   691471106   21,548    714,915   SH         OTHER  (1),(2),(3)       598,260   116,655
PFIZER INC                      COMMON STOCK   717081103    7,904    198,344   SH         OTHER  (1),(2),(3)       157,702    40,642
PG&E CORP                       COMMON STOCK   69331C108    4,342    226,200   SH         OTHER  (1),(2),(3)       226,200
RITE AID CORP.                  COMMON STOCK   767754104      223     44,000   SH         OTHER  (1),(2),(3)        44,000
ROSS STORES INC                 COMMON STOCK   778296103    2,727     85,020   SH         OTHER  (1),(2),(3)        85,020
SBS BROADCASTING SA             COMMON STOCK   L8137F102   36,643  2,024,457   SH         OTHER  (1),(2),(3)     1,711,156   313,301
SCHERING PLOUGH CORP            COMMON STOCK   806605101    7,512    209,767   SH         OTHER  (1),(2),(3)       164,672    45,095
SHAW COMMUNICATIONS INC         COMMON STOCK   82028K200   30,960  1,460,387   SH         OTHER  (1),(2),(3)     1,146,637   313,750
STANDARD & POORS DEPOSITARY     COMMON STOCK   78462F103      278      2,435   SH         OTHER  (1),(2),(3)         2,435
STEWART W.P. & CO LTD.          COMMON STOCK   G84922106    1,329     50,725   SH         OTHER  (1),(2),(3)        50,725
SUN MICROSYSTEMS INC            COMMON STOCK   866810104    8,637    702,195   SH         OTHER  (1),(2),(3)       549,790   152,405
TIMBERLAND COMPANY CL A         COMMON STOCK   887100105   15,478    417,426   SH         OTHER  (1),(2),(3)       341,146    76,280
TRIZEC HAHN CORP-SUB VTG        COMMON STOCK   896938107   21,591  1,375,244   SH         OTHER  (1),(2),(3)     1,152,224   223,020
UNITEDGLOBALCOM                 COMMON STOCK   913247508    2,817    563,434   SH         OTHER  (1),(2),(3)       563,434
UNITEDHEALTH GROUP INC          COMMON STOCK   91324P102      354      5,000   SH         OTHER  (1),(2),(3)                   5,000
VENTAS INC.                     COMMON STOCK   92776F100    1,799    156,450   SH         OTHER  (1),(2),(3)       156,450
VIACOM INC-CL B FORMLY NON VTG  COMMON STOCK   925524308   26,802    607,061   SH         OTHER  (1),(2),(3)       494,429   112,632
VICOM INC                       COMMON STOCK   925808107      172    100,000   SH         OTHER  (1),(2),(3)       100,000
VODAFONE GROUP PLC NEW          COMMON STOCK   92857W100   31,671  1,233,291   SH         OTHER  (1),(2),(3)     1,006,611   226,680
WAL-MART STORES INC             COMMON STOCK   931142103      230      4,000   SH         OTHER  (1),(2),(3)         4,000
WENDYS INTERNATIONAL INC        COMMON STOCK   950590109   16,551    567,415   SH         OTHER  (1),(2),(3)       448,315   119,100
WHIRLPOOL CORP                  COMMON STOCK   963320106   13,737    187,330   SH         OTHER  (1),(2),(3)       145,360    41,970

                                                   TOTAL: 536,271